Note 18 - Financial Instruments (Details Textual) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Non-marketable Equity Securities [Member]
Fair Value, Estimate Not Practicable, Investments	¥ 1,123,620	¥ 1,019,685
Investments in Funds [Member]
Fair Value, Estimate Not Practicable, Investments	¥ 1,020,954	¥ 984,659